Short-term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Short Term Investments [Line Items]
Interest income from short-term investments	¥ 30,599	$ 4,192	¥ 8,484	¥ 4,669
Interest Income [Member]
Short Term Investments [Line Items]
Interest income from short-term investments	¥ 10,177	$ 1,394	¥ 806	¥ 2,771